SEGMENT AND GEOGRAPHIC INFORMATION (Assets and Liabilities by Segment) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2012 Corporate [Member] CNY	Dec. 31, 2011 Corporate [Member] CNY
Segment Reporting Information [Line Items]
Number of operating segments	4	4
Assets	$ 199,396	1,242,253	1,105,565	937,541	778,269	49,980	53,859	150,723	151,478	23,132	39,607	80,877	82,352
Total liabilities	$ 63,427	395,151	333,506	184,190	116,055	57,188	53,531	112,008	120,306	38,081	34,558	3,684	9,056